Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]
Assets
	Dec 31, 2021
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	14,449	(8,532)	5,917	0	0	(5,667)	251
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,451	0	2,451	0	0	(2,403)	48
Securities borrowed (enforceable)	63	0	63	0	0	(63)	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	471,208	(117,093)	354,116	(240,588)	(33,953)	(71,766)	7,809
Of which: Positive market values from derivative financial instruments (enforceable)	296,606	(12,044)	284,562	(238,412)	(33,950)	(4,516)	7,685
Financial assets at fair value through profit or loss (non-enforceable)	137,118	0	137,118	0	(2,026)	(12,124)	122,968
Of which: Positive market values from derivative financial instruments (non-enforceable)	15,170	0	15,170	0	(1,963)	(1,263)	11,944
Total financial assets at fair value through profit or loss	608,326	(117,093)	491,233	(240,588)	(35,978)	(83,890)	130,777
Loans at amortized cost	472,069	0	472,069	0	(12,271)	(60,794)	399,004
Other assets	109,097	(5,313)	103,784	(30,639)	(101)	(63)	72,981
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	1,126	(21)	1,105	(881)	(101)	(63)	60
Remaining assets subject to netting	1,231	0	1,231	0	0	0	1,231
Remaining assets not subject to netting	247,956	0	247,956	0	(141)	(2,320)	245,495
Total assets	1,455,642	(130,937)	1,324,705	(271,227)	(48,492)	(155,200)	849,786

[1] Excludes real estate and other non-financial instrument collateral.
Liabilities
	Dec 31, 2021
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Deposits	604,396	0	604,396	0	0	0	604,396
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	9,275	(8,532)	743	0	0	(743)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	4	0	4	0	0	0	4
Securities loaned (enforceable)	22	0	22	0	0	(22)	0
Securities loaned (non-enforceable)	2	0	2	0	0	(2)	0
Financial liabilities at fair value through profit or loss (enforceable)	497,741	(117,796)	379,945	(240,381)	(27,607)	(50,690)	61,267
Of which: Negative market values from derivative financial instruments (enforceable)	289,380	(13,246)	276,134	(237,915)	(27,607)	(4,063)	6,549
Financial liabilities at fair value through profit or loss (non-enforceable)	20,913	0	20,913	0	(1,261)	(4,658)	14,994
Of which: Negative market values from derivative financial instruments (non-enforceable)	10,975	0	10,975	0	(1,261)	(157)	9,556
Total financial liabilities at fair value through profit or loss	518,653	(117,796)	400,857	(240,381)	(28,868)	(55,347)	76,261
Other liabilities	102,405	(4,609)	97,795	(38,677)	(49)	(2)	59,067
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,479	(13)	1,466	(1,378)	(49)	(2)	37
Remaining liabilities not subject to netting	152,786	0	152,786	0	0	0	152,786
Total liabilities	1,387,544	(130,937)	1,256,606	(279,058)	(28,918)	(56,117)	892,514

Assets
	Dec 31, 2020
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,234	(2,863)	5,371	0	0	(5,319)	53
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	3,161	0	3,161	0	0	(2,855)	307
Securities borrowed (enforceable)	0	0	0	0	0	0	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	463,397	(84,554)	378,843	(263,518)	(45,066)	(58,410)	11,849
Of which: Positive market values from derivative financial instruments (enforceable)	336,976	(12,557)	324,419	(262,525)	(45,048)	(5,162)	11,684
Financial assets at fair value through profit or loss (non-enforceable)	149,137	0	149,137	0	(1,098)	(12,790)	135,249
Of which: Positive market values from derivative financial instruments (non-enforceable)	19,074	0	19,074	0	(1,003)	(1,116)	16,955
Total financial assets at fair value through profit or loss	612,534	(84,554)	527,980	(263,518)	(46,164)	(71,200)	147,099
Loans at amortized cost	426,691	0	426,691	0	(12,129)	(52,571)	361,991
Other assets	120,531	(10,170)	110,360	(43,277)	(412)	(90)	66,581
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,286	(21)	3,265	(2,607)	(411)	(90)	156
Remaining assets subject to netting	1,543	0	1,543	0	0	0	1,543
Remaining assets not subject to netting	249,854	0	249,854	0	(384)	(2,768)	246,703
Total assets	1,422,549	(97,587)	1,324,961	(306,795)	(59,089)	(134,803)	824,275

[1] Excludes real estate and other non-financial instrument collateral.
Liabilities
	Dec 31, 2020
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Deposits	567,745	0	567,745	0	0	0	567,745
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	4,586	(2,263)	2,323	0	0	(2,323)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	3	0	3	0	0	(2)	1
Securities loaned (enforceable)	1,686	0	1,686	0	0	(1,686)	0
Securities loaned (non-enforceable)	11	0	11	0	0	(2)	9
Financial liabilities at fair value through profit or loss (enforceable)	480,029	(86,803)	393,226	(265,150)	(34,846)	(41,642)	51,589
Of which: Negative market values from derivative financial instruments (enforceable)	326,692	(14,715)	311,976	(264,042)	(34,846)	(5,816)	7,273
Financial liabilities at fair value through profit or loss (non-enforceable)	25,972	0	25,972	0	(1,875)	(6,184)	17,914
Of which: Negative market values from derivative financial instruments (non-enforceable)	15,798	0	15,798	0	(1,875)	(166)	13,757
Total financial liabilities at fair value through profit or loss	506,002	(86,803)	419,199	(265,150)	(36,721)	(47,826)	69,502
Other liabilities	122,730	(8,521)	114,208	(49,534)	(121)	(6)	64,547
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,315	(36)	1,279	(1,090)	(121)	(6)	62
Remaining liabilities not subject to netting	157,602	0	157,602	0	(2)	(1)	157,599
Total liabilities	1,360,364	(97,587)	1,262,777	(314,684)	(36,844)	(51,845)	859,403